Income Taxes - Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Earnings before income tax	$ 12,316	$ 5,570
Canadian statutory tax rate	24.16%	24.24%
Statutory tax	$ 2,976	$ 1,350
Add (deduct) the tax effect of:
Non-taxable component of capital losses (gains)	67	(12)
Share-based compensation and other permanent items		3
Assessments and adjustments	(49)	65
Impact of income tax rates and legislative changes	(84)	8
Non-taxable component of dispositions	(25)	(66)
Foreign tax rate differential	290	111
Movement in unrecognized deferred income tax assets	46	(4)
Other	18	(4)
Total Income Tax Expense (Recovery)	$ 3,239	$ 1,451
Effective tax rate	26.30%	26.10%
Current income tax recovery	$ 39
Deferred income tax recovery	$ 171